Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 24,521	$ 20,600	$ 18,637
Future policy benefits and expenses	2,743,876	2,804,648	2,897,210
Unearned premiums	30,535	30,021	32,738
Claims and benefits payable	1,679,730	1,695,090	1,761,578
Premium revenues	1,001,631	1,007,986	1,074,316
Net investment income	182,960	198,728	203,635
Benefits claims, losses and settlement expenses	745,247	731,862	817,575
Amortization of deferred policy acquisition costs	28,438	27,030	26,921
Other operating expenses	$ 349,782	$ 348,020	$ 351,527